Expense Example {- Fidelity Advisor® International Capital Appreciation Fund} - 10.31 Fidelity Advisor International Capital Appreciation Fund - AMCIZ PRO-10 - Fidelity Advisor® International Capital Appreciation Fund
Dec. 30, 2020 USD ($)
Fidelity Advisor International Capital Appreciation Fund-Class A
Expense Example:
1 year	$ 698
3 years	958
5 years	1,237
10 years	2,031
Fidelity Advisor International Capital Appreciation Fund-Class M
Expense Example:
1 year	500
3 years	816
5 years	1,155
10 years	2,110
Fidelity Advisor International Capital Appreciation Fund-Class C
Expense Example:
1 year	305
3 years	634
5 years	1,088
10 years	2,348
Fidelity Advisor International Capital Appreciation Fund - Class I
Expense Example:
1 year	103
3 years	322
5 years	558
10 years	1,236
Fidelity Advisor International Capital Appreciation Fund-Class Z
Expense Example:
1 year	90
3 years	281
5 years	488
10 years	$ 1,084